1
The Gabelli International Small Cap Fund
Schedule of Investments — September 30, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS — 95 .6%
MATERIALS — 28 .2%
7,350 Alamos Gold Inc. , Cl. A ............................. $ 256,196
8,000 Eldorado Gold Corp. † ............................... 231,120
8,544 Endeavour Mining plc ............................... 358,901
5,000 Labrador Iron Ore Royalty Corp. ............... 100,884
6,000 OR Royalties Inc. ...................................... 240,483
75,000 Perseus Mining Ltd. ................................. 241,295
20,000 Treatt plc .................................................. 72,429
80,000 Westgold Resources Ltd. .......................... 235,845
1,000 Yamato Kogyo Co. Ltd. ............................. 61,434
1,798,587
CONSUMER DISCRETIONARY — 15 .9%
10,000 Beneteau SACA ........................................ 101,724
9,820 Entain plc ................................................. 116,057
18,000 Genius Sports Ltd. † .................................. 222,840
2,200 JINS Holdings Inc. ................................... 136,268
75,000 Mandarin Oriental International Ltd. .......... 176,250
1,400 Nitto Boseki Co. Ltd. ................................. 62,392
20,000 Piaggio & C SpA ....................................... 46,110
1,500 Sanrio Co. Ltd. ......................................... 70,410
2,300 Tokyotokeiba Co. Ltd. ............................... 83,691
1,015,742
INDUSTRIALS — 14 .0%
8,000 AZ-COM MARUWA Holdings Inc. .............. 57,769
40,000 Chemring Group plc ................................. 317,702
2,800 Clarkson plc ............................................. 138,587
6,000 Daiei Kankyo Co. Ltd. ............................... 135,642
1,100 Kawasaki Heavy Industries Ltd. ................. 72,600
4,000 Loomis AB ............................................... 170,944
893,244
CONSUMER STAPLES — 12 .7%
15,000 Austevoll Seafood ASA ............................. 143,110
5,500 Fevertree Drinks plc .................................. 64,844
7,000 Glanbia plc ............................................... 115,357
3,443 Interparfums SA ....................................... 113,893
1,350 Laurent-Perrier ......................................... 138,843
4,000 Sakata Seed Corp. .................................... 98,466
2,000 Viscofan SA ............................................. 136,470
810,983
INFORMATION TECHNOLOGY — 8 .9%
4,000 A&D HOLON Holdings Co. Ltd. ................. 54,751
7,500 GMO internet group Inc. ........................... 183,445
6,000 Optex Group Co. Ltd. ................................ 85,385
100,000 Oxford Metrics plc .................................... 56,352
3,700 PSI Software SE † ..................................... 115,672
5,000 Towa Corp. ............................................... 72,149
567,754
HEALTH CARE — 8 .6%
3,212 AddLife AB , Cl. B ...................................... 60,803
Shares
Market
Value
1,000 Bachem Holding AG ................................. $ 74,435
7,000 Mani Inc. .................................................. 60,242
2,000 Siegfried Holding AG ................................ 200,920
15,000 Tristel plc ................................................. 73,028
850 Vetoquinol SA .......................................... 77,025
546,453
FINANCIALS — 6 .3%
11,500 Bridgepoint Group plc .............................. 47,436
17,000 Polar Capital Holdings plc ......................... 110,110
18,000 Tamburi Investment Partners SpA ............. 176,751
17,000 TP ICAP Group plc ................................... 63,162
397,459
COMMUNICATION SERVICES — 1 .0%
4,059 Manchester United plc , Cl. A † ................... 61,453
TOTAL COMMON STOCKS ........................ 6,091,675
PREFERRED STOCKS — 2 .1%
HEALTH CARE — 2 .1%
1,800 Draegerwerk AG & Co. KGaA , 0.190% ....... 133,978
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS — 2 .3%
$ 150,000 U.S. Treasury Bill,
4.087% †† , 12/04/25 ............................. 148,961
TOTAL INVESTMENTS — 100.0%
(Cost $ 4,872,386 ) ................................. $ 6,374,614
† Non-income producing security.
†† Represents annualized yield at date of purchase.
Geographic Diversification
% of
Market
Value
Market
Value
Europe .............................. 55 .0% $ 3,508,937
Japan ............................... 19 .5 1,234,643
Canada .............................. 13 .0 828,683
Asia/Pacific ......................... 10 .2 653,390
United States ........................ 2 .3 148,961
100.0% $ 6,374,614